Investments - Available-For-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 3,674	$ 13,273
Gross Unrealized Gains	241	238
Estimated Fair Value	3,915	13,511
Mutual funds [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	1,975	1,975
Gross Unrealized Gains	241	198
Estimated Fair Value	2,216	2,173
Commercial paper [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	1,699	3,699
Estimated Fair Value	1,699	3,699
Asset-backed securities and collateralized mortgage obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost		7,599
Gross Unrealized Gains		40
Estimated Fair Value		$ 7,639